Related parties	3 Months Ended
Mar. 31, 2025
Related parties
Related parties

Note 7. Related parties

As of March 31, 2025 and December 31, 2024, the Company has related party transactions with the following affiliates and affiliated entities:

Related Party Name	Relationship
Hui Luo	Majority owner of the Company
Liu Yi	Spouse of Hui Luo
Genius Kid Class LLC	An entity controlled by Yi Liu
Dream Legal Group, Inc	An entity controlled by Hui Luo
Ideal Force LLC	An entity controlled by Yi Liu
Dreamgo Inc.	An entity controlled by Hui Luo

Due from related parties

	March 31, 2025	December 31, 2024

Dream Legal Group, Inc.	1,830	8,251
Total due from related parties	$1,830	$8,251

Due to related parties

	March 31, 2025	December 31, 2024

Yi Liu- accrued interest on promissory note	$161	$—
Luo Hui-accrued interest on promissory note	3,466	2,166
Luo Hui – promissory note, due on August 15, 2025; at a rate of 4% per annum	130,000	130,000
Luo Hui – promissory note, due on March 31, 2026; at a rate of 4% per annum	40,000	-
Yi Liu – promissory note, due on March 17, 2026; at a rate of 4% per annum	100,000	-
Dream Legal Group, Inc-rent income received in advance	29,800	-
Due to Dream Go Inc.*	312,483	117,379
Total due to related parties - current	$615,910	$249,545

*During three months ended March 31, 2025, Dream Go Inc advanced $to the Company for operating expenses which is interest free and due on demand.

The following table represents related party transactions for the three months ended March 31, 2025 and 2024:

		Three Months Ended
Name	Business Purpose of Transaction	March 31, 2025	March 31, 2024
Dream Legal Group, Inc	Sublease income	$23,471	$15,000
Dreamgo Inc.	Rent expense	90,253	90,253
Genius Kid Class LLC	Consulting revenue	—	100,000
Yi Liu	Interest expense	161	-
Luo Hui	Interest expense	1,300	-

Sublease income has been reflected as a reduction of general and administrative expenses in the accompanying consolidated statements of operations.

As of March 31, 2025 and December 31, 2024, the Company has the following ROU assets and operating lease liabilities recognized from related party under ASC 842 (Note 4):

		March 31, 2025	December 31, 2024
Dreamgo Inc.	ROU assets	$1,477,021	$1,552,242
Dreamgo Inc.	Short term obligation under operating leases	$(238,119)	$(314,685)
Dreamgo Inc.	Long term obligation under operating leases	$(1,240,998)	$(1,241,495)